SHARE-BASED COMPENSATION (Nonvested Restricted Shares) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other disclosures
Compensation expense	$ 31,603	$ 28,016	$ 23,544
Nonvested restricted shares [Member]
Other disclosures
Compensation expense	3,917	$ 4,112	$ 4,124
Unrecognized compensation expense	$ 15,345
Expected weighted-average period for unrecognized compensation expense to be recognized	3 years 4 months 17 days